Annual Total Returns [BarChart] - ClearBridge Dividend Strategy Fund - Class A	May 01, 2021
Bar Chart Table:
Annual Return 2011	7.14%
Annual Return 2012	13.51%
Annual Return 2013	25.61%
Annual Return 2014	12.81%
Annual Return 2015	(4.63%)
Annual Return 2016	15.03%
Annual Return 2017	19.12%
Annual Return 2018	(5.16%)
Annual Return 2019	30.92%
Annual Return 2020	7.62%